Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000205645 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[1]
C000205645 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	42.60%	[1]
C000205645 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%	[1]
C000205645 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[1]
C000205645 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[1]
C000205645 [Member] | More Than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[1]
C000205645 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[1],[2]
C000205645 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[1],[2]
C000205645 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[1],[2]
C000205645 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%	[1],[2]
C000205645 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%	[1],[2]
C000205645 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%	[1],[2]
C000204721 [Member] | Medline Borrower LP 3 88 04 01 29 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[3]
C000204721 [Member] | Directv Financing LLC Directv Financing Co Obligor Inc 5 88 08 15 27 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[3]
C000204721 [Member] | Venture Global LNG Inc 9 50 02 01 29 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[3]
C000204721 [Member] | American Airlines Inc AAdvantage Loyalty IP Ltd 5 75 04 20 29 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[3]
C000204721 [Member] | Carnival Corp 5 75 03 01 27 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[3]
C000204721 [Member] | EMRLD Borrower LP Emerald Co Issuer Inc 6 63 12 15 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[3]
C000204721 [Member] | TransDigm Inc 6 38 03 01 29 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[3]
C000204721 [Member] | Intelsat Jackson Holdings SA 6 50 03 15 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[3]
C000204721 [Member] | DaVita Inc 4 63 06 01 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[3]
C000204721 [Member] | Venture Global LNG Inc 8 13 06 01 28 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[3]
C000204721 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[3]
C000204721 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%	[3]
C000204721 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	42.20%	[3]
C000204721 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[3]
C000204721 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[3]
C000204721 [Member] | More Than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[3]
C000196720 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[4]
C000196720 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	42.70%	[4]
C000196720 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%	[4]
C000196720 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[4]
C000196720 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[4]
C000196720 [Member] | More Than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%	[4]
C000196720 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[4],[5]
C000196720 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[4],[5]
C000196720 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[4],[5]
C000196720 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[4],[5]
C000196720 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[4],[5]
C000196720 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[4],[5]
C000196720 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	40.30%	[4],[5]
C000196720 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	33.40%	[4],[5]
C000196720 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[4],[5]
C000204503 [Member] | Comcast Corp 4 15 10 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[6]
C000204503 [Member] | Pfizer Investment Enterprises Pte Ltd 4 45 05 19 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[6]
C000204503 [Member] | Verizon Communications Inc 4 33 09 21 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[6]
C000204503 [Member] | Cigna Group The 4 38 10 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[6]
C000204503 [Member] | CVS Health Corp 4 30 03 25 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[6]
C000204503 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000204503 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[7]
C000204503 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000204503 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%	[7]
C000204503 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.20%	[7]
C000204503 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[7]
C000204503 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[7]
C000211404 [Member] | Veritas U S Inc Veritas Bermuda Ltd 7 50 09 01 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[8]
C000211404 [Member] | Bausch Health Companies Inc 5 50 11 01 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[8]
C000211404 [Member] | Ally Financial Inc 5 75 11 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[8]
C000211404 [Member] | Gen Digital Inc 5 00 04 15 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[8]
C000211404 [Member] | Melco Resorts Finance Ltd 4 88 06 06 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[8]
C000211404 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%	[9]
C000211404 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[9]
C000211404 [Member] | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%	[9]
C000211404 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[9]
C000211404 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[9]
C000211404 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%	[9]
C000211404 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[9]
C000211402 [Member] | DISH DBS Corp 5 88 11 15 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[10]
C000211402 [Member] | Live Nation Entertainment Inc 4 88 11 01 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[10]
C000211402 [Member] | Perrigo Finance Unlimited Co 3 90 12 15 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[10]
C000211402 [Member] | Walgreens Boots Alliance Inc 3 80 11 18 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[10]
C000211402 [Member] | Methanex Corp 4 25 12 01 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[10]
C000211402 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[11]
C000211402 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[11]
C000211402 [Member] | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[11]
C000211402 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[11]
C000211402 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[11]
C000211402 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%	[11]
C000211402 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.00%	[11]
C000219751 [Member] | British Telecommunications PLC 9 63 12 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[12]
C000219751 [Member] | AT And T Inc 4 30 02 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[12]
C000219751 [Member] | Boeing Co The 5 15 05 01 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[12]
C000219751 [Member] | Deutsche Telekom International Finance BV 8 75 06 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[12]
C000219751 [Member] | T Mobile USA Inc 3 88 04 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[12]
C000219751 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[13]
C000219751 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[13]
C000219751 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[13]
C000219751 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%	[13]
C000219751 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%	[13]
C000219751 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[13]
C000219751 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[13]
C000214263 [Member] | Anheuser Busch InBev Worldwide Inc 4 75 01 23 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[14]
C000214263 [Member] | Verizon Communications Inc 4 02 12 03 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[14]
C000214263 [Member] | AbbVie Inc 3 20 11 21 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[14]
C000214263 [Member] | Centene Corp 4 63 12 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[14]
C000214263 [Member] | International Business Machines Corp 3 50 05 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[14]
C000214263 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[15]
C000214263 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[15]
C000214263 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[15]
C000214263 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%	[15]
C000214263 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.60%	[15]
C000214263 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[15]
C000214263 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[15]
C000228040 [Member] | Verizon Communications Inc 2 55 03 21 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[16]
C000228040 [Member] | AT And T Inc 2 75 06 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[16]
C000228040 [Member] | Amazon com Inc 2 10 05 12 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[16]
C000228040 [Member] | Oracle Corp 2 88 03 25 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[16]
C000228040 [Member] | Orange SA 9 00 03 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[16]
C000228040 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[17]
C000228040 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[17]
C000228040 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[17]
C000228040 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%	[17]
C000228040 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.40%	[17]
C000228040 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[17]
C000228040 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[17]
C000222633 [Member] | Newell Brands Inc 5 70 04 01 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[18]
C000222633 [Member] | United Airlines Inc 4 38 04 15 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[18]
C000222633 [Member] | American Airlines Inc AAdvantage Loyalty IP Ltd 5 50 04 20 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[18]
C000222633 [Member] | OneMain Finance Corp 7 13 03 15 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[18]
C000222633 [Member] | Western Digital Corp 4 75 02 15 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[18]
C000222633 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%	[19]
C000222633 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[19]
C000222633 [Member] | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%	[19]
C000222633 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[19]
C000222633 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[19]
C000222633 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[19]
C000236814 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[20],[21]
C000236814 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	57.60%	[20],[21]
C000236814 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	39.50%	[20],[21]
C000236814 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[20],[21]
C000236814 [Member] | More Than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[20],[21]
C000236814 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000236814 [Member] | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000236814 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000236814 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000236816 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[22],[23],[24]
C000236816 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[22],[23],[24]
C000236816 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[22],[23],[24]
C000236816 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	46.70%	[22],[23],[24]
C000236816 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	42.30%	[22],[23],[24]
C000236816 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[22],[23],[24]
C000236816 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000236816 [Member] | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000236816 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000236816 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000228465 [Member] | Directv Financing LLC Directv Financing Co Obligor Inc 5 88 08 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[25]
C000228465 [Member] | Carnival Corp 5 75 03 01 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[25]
C000228465 [Member] | Mauser Packaging Solutions Holding Co 7 88 04 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[25]
C000228465 [Member] | DISH Network Corp 11 75 11 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[25]
C000228465 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 5 13 05 01 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[25]
C000228465 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%	[26]
C000228465 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[26]
C000228465 [Member] | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%	[26]
C000228465 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[26]
C000228465 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[26]
C000228465 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[26]
C000236812 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[27],[28]
C000236812 [Member] | Twentyfive To 30 Years [Member]
Holdings [Line Items]
Percent of Total Investments	64.40%	[27],[28]
C000236812 [Member] | Twenty To 25 Years [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%	[27],[28]
C000236812 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000236812 [Member] | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000236812 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000250199 [Member] | U S Treasury Note Bond 4 63 05 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%	[29]
C000250199 [Member] | U S Treasury Note Bond 4 25 08 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%	[29]
C000250199 [Member] | U S Treasury Note Bond 4 25 02 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%	[29]
C000250199 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%	[30]
C000250199 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[30]
C000250197 [Member] | U S Treasury Note Bond 4 50 02 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%	[31]
C000250197 [Member] | U S Treasury Note Bond 3 13 08 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[31]
C000250197 [Member] | U S Treasury Note Bond 4 13 08 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[31]
C000250197 [Member] | U S Treasury Note Bond 3 63 02 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[31]
C000250197 [Member] | U S Treasury Note Bond 4 63 05 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%	[31]
C000250197 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%	[32]
C000250197 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[32]
C000249962 [Member] | U S Treasury Inflation Indexed Bonds 1 75 01 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.90%	[33]
C000249962 [Member] | U S Treasury Inflation Indexed Bonds 1 88 07 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%	[33]
C000249962 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%	[34]
C000249962 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[34]
C000250196 [Member] | U S Treasury Note Bond 4 00 02 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%	[35]
C000250196 [Member] | U S Treasury Note Bond 3 88 08 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%	[35]
C000250196 [Member] | U S Treasury Note Bond 4 38 05 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%	[35]
C000250196 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%	[36]
C000250196 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[36]
C000237776 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[37],[38]
C000237776 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[37],[38]
C000237776 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[37],[38]
C000237776 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[37],[38]
C000237776 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[37],[38]
C000237776 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[37],[38]
C000237776 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[37],[38]
C000237776 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[37],[38]
C000237776 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	33.20%	[37],[38]
C000237776 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[37],[38]
C000237776 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.70%	[38]
C000237776 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	4.00%	[38]
C000237776 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	4.40%	[38]
C000237776 [Member] | QATAR
Holdings [Line Items]
Percent of Total Investments	3.10%	[38]
C000237776 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	5.20%	[38]
C000237776 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.00%	[38]
C000237776 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	6.20%	[38]
C000237776 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.90%	[38]
C000237776 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	3.00%	[38]
C000237776 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	2.90%	[38]
C000247831 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[39],[40]
C000247831 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%	[39],[40]
C000247831 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[39],[40]
C000247831 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[39],[40]
C000247831 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[39],[40]
C000247831 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[39],[40]
C000247831 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%	[39],[40]
C000247831 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[39],[40]
C000247831 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[39],[40]
C000247831 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[39],[40]
C000247831 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[39],[40]
C000247831 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000247831 [Member] | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000247831 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000247832 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[41],[42]
C000247832 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[41],[42]
C000247832 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[41],[42]
C000247832 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[41],[42]
C000247832 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[41],[42]
C000247832 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[41],[42]
C000247832 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[41],[42]
C000247832 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[41],[42]
C000247832 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%	[41],[42]
C000247832 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[41],[42]
C000247832 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[41],[42]
C000247832 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000247832 [Member] | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000247832 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249961 [Member] | ATAndTInc540021534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[43]
C000249961 [Member] | BroadcomInc347041534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[43]
C000249961 [Member] | BoeingCoThe653050134 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[43]
C000249961 [Member] | BristolMyersSquibbCo520022234 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[43]
C000249961 [Member] | AbbVieInc505031534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[43]
C000249961 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[44]
C000249961 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[44]
C000249961 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[44]
C000249961 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%	[44]
C000249961 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%	[44]
C000249961 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[44]
C000249961 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[44]
C000249960 [Member] | California [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[45]
C000249960 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%	[46]
C000249960 [Member] | Standard & Poor's, AA+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[46]
C000249960 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%	[46]
C000249960 [Member] | Standard & Poor's, AA- Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[46]
C000249960 [Member] | Standard & Poor's, A+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[46]
C000249960 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[46]
C000249960 [Member] | Standard & Poor's, A- Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[46]
C000249960 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[46]
C000249960 [Member] | MARYLAND
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[45]
C000249960 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[45]
C000249960 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[45]
C000249960 [Member] | NORTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[45]
C000249960 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[45]
C000249960 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[45]
C000249960 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[45]
C000249960 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[45]
C000249960 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[45]
C000249960 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[46]
C000249959 [Member] | Panther Escrow Issuer LLC 7 13 06 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[47]
C000249959 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 4 25 02 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[47]
C000249959 [Member] | UKG Inc 6 88 02 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[47]
C000249959 [Member] | Boost Newco Borrower LLC 7 50 01 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[47]
C000249959 [Member] | Allied Universal Holdco LLC 7 88 02 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[47]
C000249959 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%	[48]
C000249959 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[48]
C000249959 [Member] | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%	[48]
C000249959 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[48]
C000249959 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[48]
C000249959 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[48]
C000131291 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[49]
C000131291 [Member] | One To 2 Years [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[49]
C000131291 [Member] | Two To 3 Years [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[49]
C000131291 [Member] | Three To 4 Years [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%	[49]
C000131291 [Member] | Four To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	36.60%	[49]
C000131291 [Member] | Five To 6 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[49]
C000131291 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%	[49],[50]
C000131291 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%	[49],[50]
C000131291 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	45.00%	[49],[50]
C000131291 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[49],[50]
C000131291 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[49],[50]
C000131291 [Member] | Ca [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[49],[50]
C000131292 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[51]
C000131292 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	81.90%	[51]
C000131292 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[51]
C000131292 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[51],[52]
C000131292 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[51],[52]
C000131292 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[51],[52]
C000131292 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	46.70%	[51],[52]
C000131292 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	41.40%	[51],[52]
C000131292 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[51],[52]
C000152179 [Member] | AbbVie Inc 2 60 11 21 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[53]
C000152179 [Member] | Alibaba Group Holding Ltd 3 60 11 28 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[53]
C000152179 [Member] | Goldman Sachs Group Inc The 5 70 11 01 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[53]
C000152179 [Member] | Oracle Corp 2 95 11 15 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[53]
C000152179 [Member] | Canadian Pacific Railway Co 1 35 12 02 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[53]
C000152179 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[54]
C000152179 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[54]
C000152179 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[54]
C000152179 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[54]
C000152179 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[54]
C000152179 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.90%	[54]
C000137225 [Member] | U S Treasury Floating Rate Note 4 69 07 31 25 [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[55]
C000137225 [Member] | U S Treasury Floating Rate Note 4 77 10 31 26 [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%	[55]
C000137225 [Member] | U S Treasury Floating Rate Note 4 73 10 31 25 [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[55]
C000137225 [Member] | U S Treasury Floating Rate Note 4 81 01 31 26 [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[55]
C000137225 [Member] | U S Treasury Floating Rate Note 4 71 04 30 26 [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[55]
C000137225 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	49.00%	[55]
C000137225 [Member] | One To 2 Years [Member]
Holdings [Line Items]
Percent of Total Investments	51.00%	[55]
C000152180 [Member] | Visa Inc 3 15 12 14 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[56]
C000152180 [Member] | AbbVie Inc 3 60 05 14 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[56]
C000152180 [Member] | Boeing Co The 4 88 05 01 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[56]
C000152180 [Member] | Oracle Corp 2 50 04 01 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[56]
C000152180 [Member] | Goldman Sachs Group Inc The 3 50 04 01 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[56]
C000152180 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[57]
C000152180 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[57]
C000152180 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[57]
C000152180 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%	[57]
C000152180 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%	[57]
C000152180 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[57]
C000152180 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[57]
C000153287 [Member] | Western Digital Corp 3 00 11 15 28 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[58]
C000153287 [Member] | Ford Motor Co 03 15 26 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[58]
C000153287 [Member] | Booking Holdings Inc 0 75 05 01 25 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[58]
C000153287 [Member] | Carnival Corp 5 75 12 01 27 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[58]
C000153287 [Member] | Uber Technologies Inc 0 88 12 01 28 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[58]
C000153287 [Member] | Alibaba Group Holding Ltd 0 50 06 01 31 [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[58]
C000153287 [Member] | Palo Alto Networks Inc 0 38 06 01 25 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[58]
C000153287 [Member] | DISH Network Corp 3 38 08 15 26 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[58]
C000153287 [Member] | PG And E Corp 4 25 12 01 27 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[58]
C000153287 [Member] | JD com Inc 0 25 06 01 29 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[58]
C000153287 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[58]
C000153287 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	76.10%	[58]
C000153287 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[58]
C000153287 [Member] | More Than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[58]
C000191091 [Member] | Microsoft Corp 3 30 02 06 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[59]
C000191091 [Member] | T Mobile USA Inc 3 75 04 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[59]
C000191091 [Member] | Warnermedia Holdings Inc 3 76 03 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[59]
C000191091 [Member] | Citigroup Inc 4 45 09 29 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[59]
C000191091 [Member] | Amazon com Inc 3 15 08 22 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[59]
C000191091 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[60]
C000191091 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[60]
C000191091 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[60]
C000191091 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.90%	[60]
C000191091 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.80%	[60]
C000191091 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[60]
C000191091 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[60]
C000173141 [Member] | Boeing Co The 2 20 02 04 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[61]
C000173141 [Member] | Microsoft Corp 2 40 08 08 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[61]
C000173141 [Member] | AbbVie Inc 2 95 11 21 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[61]
C000173141 [Member] | AerCap Ireland Capital DAC AerCap Global Aviation Trust 2 45 10 29 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[61]
C000173141 [Member] | Wells Fargo And Co 3 00 04 22 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[61]
C000173141 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[62]
C000173141 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[62]
C000173141 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[62]
C000173141 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%	[62]
C000173141 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%	[62]
C000173141 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[62]
C000173141 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[62]
C000194633 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[63]
C000194633 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	58.20%	[63]
C000194633 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%	[63]
C000194633 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[63]
C000194633 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[63]
C000194633 [Member] | More Than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[63]
C000194633 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%	[63],[64]
C000194633 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[63],[64]
C000194633 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[63],[64]
C000194633 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	43.70%	[63],[64]
C000194633 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[63],[64]
C000194633 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[63],[64]
C000170245 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	57.20%	[65]
C000170245 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	40.90%	[65]
C000170245 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[65]
C000170245 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[65]
C000170245 [Member] | More Than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[65]
C000170245 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	45.70%	[66]
C000170245 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[66]
C000170245 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%	[66]
C000170245 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[66]
C000170245 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[66]
C000170245 [Member] | Ca [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[66]
C000170247 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[67]
C000170247 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	41.50%	[67]
C000170247 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%	[67]
C000170247 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[67]
C000170247 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[67]
C000170247 [Member] | More Than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[67]
C000170247 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	66.90%	[67],[68]
C000170247 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[67],[68]
C000170247 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[67],[68]
C000170247 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[67],[68]
C000170247 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[67],[68]
C000170247 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[67],[68]
C000161648 [Member] | Canada Country [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[69]
C000161648 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[69]
C000161648 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	18.70%	[69]
C000161648 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.90%	[69]
C000161648 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	6.20%	[69]
C000161648 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.20%	[69]
C000161648 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.70%	[69]
C000161648 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.50%	[69]
C000161648 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.20%	[69]
C000161648 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.30%	[69]
C000161648 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	81.30%	[69]
C000161648 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%	[69]
C000069477 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%	[70],[71]
C000069477 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[70],[71]
C000069477 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[70],[71]
C000069477 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[70],[71]
C000069477 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%	[70],[71]
C000069477 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	8.00%	[71]
C000069477 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.90%	[71]
C000069477 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.50%	[71]
C000069477 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.70%	[71]
C000069477 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.80%	[71]
C000069477 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.20%	[71]
C000069477 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.60%	[71]
C000069477 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	4.60%	[71]
C000069477 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.60%	[71]
C000069477 [Member] | PORTUGAL
Holdings [Line Items]
Percent of Total Investments	4.60%	[71]
C000102031 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%	[72]
C000102031 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	79.50%	[72]
C000102031 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[72],[73]
C000102031 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%	[72],[73]
C000102031 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[72],[73]
C000102031 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	42.10%	[72],[73]
C000102031 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[72],[73]
C000102031 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%	[72],[73]
C000069478 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%	[74],[75]
C000069478 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[74],[75]
C000069478 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%	[74],[75]
C000069478 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%	[74],[75]
C000069478 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%	[74],[75]
C000069478 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.50%	[75]
C000069478 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	10.60%	[75]
C000069478 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.90%	[75]
C000069478 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.70%	[75]
C000069478 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.70%	[75]
C000069478 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	6.30%	[75]
C000069478 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	4.60%	[75]
C000069478 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Total Investments	4.60%	[75]
C000069478 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	4.60%	[75]
C000069478 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.70%	[75]
C000110080 [Member] | Government National Mortgage Association 2 00 02 20 51 [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[76]
C000110080 [Member] | Government National Mortgage Association 2 00 12 20 51 [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[76]
C000110080 [Member] | Government National Mortgage Association 5 50 04 20 53 [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[76]
C000110080 [Member] | Government National Mortgage Association 2 50 08 20 51 [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[76]
C000110080 [Member] | Government National Mortgage Association 2 50 07 20 51 [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[76]
C000110080 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[76]
C000110080 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[76]
C000110080 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[76]
C000110080 [Member] | Twentyfive To 30 Years [Member]
Holdings [Line Items]
Percent of Total Investments	71.90%	[76]
C000110080 [Member] | Twenty To 25 Years [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[76]
C000110080 [Member] | Thirty To 35 Years [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[76]
C000110079 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%	[77]
C000110079 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%	[77]
C000110079 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[77]
C000110079 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[77]
C000110079 [Member] | Twentyfive To 30 Years [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%	[77]
C000110079 [Member] | Twenty To 25 Years [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[77]
C000110079 [Member] | Thirty To 35 Years [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%	[77]
C000110079 [Member] | Thirtyfive To 40 Years [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[77]
C000110079 [Member] | More than 40 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[77]
C000110079 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	70.10%	[77],[78]
C000110079 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%	[77],[78]
C000110079 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[77],[78]
C000110079 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[77],[78]
C000110079 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[77],[78]
C000110081 [Member] | Anheuser Busch Companies LLC Anheuser Busch InBev Worldwide Inc 4 90 02 01 46 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[79]
C000110081 [Member] | Anheuser Busch Companies LLC Anheuser Busch InBev Worldwide Inc 4 70 02 01 36 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[79]
C000110081 [Member] | Comcast Corp 4 15 10 15 28 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[79]
C000110081 [Member] | Pfizer Investment Enterprises Pte Ltd 5 30 05 19 53 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[79]
C000110081 [Member] | Citigroup Inc 5 17 02 13 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[79]
C000110081 [Member] | Anheuser Busch InBev Worldwide Inc 5 55 01 23 49 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[79]
C000110081 [Member] | Wells Fargo And Co 5 01 04 04 51 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[79]
C000110081 [Member] | AbbVie Inc 4 25 11 21 49 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[79]
C000110081 [Member] | Pfizer Investment Enterprises Pte Ltd 4 75 05 19 33 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[79]
C000110081 [Member] | GlaxoSmithKline Capital Inc 3 88 05 15 28 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[79]
C000110081 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	37.40%	[79]
C000110081 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%	[79]
C000110081 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[79]
C000110081 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[79]
C000110081 [Member] | More Than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%	[79]
C000119711 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[80],[81]
C000119711 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[80],[81]
C000119711 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	61.50%	[80],[81]
C000119711 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[80],[81]
C000119711 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[80],[81]
C000119711 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[80],[81]
C000119711 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[80],[81]
C000119711 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[80],[81]
C000119711 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[80],[81]
C000119711 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[81]
C000119711 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	35.10%	[81]
C000119711 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	55.90%	[81]
C000119711 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[81],[82]
C000119711 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[81]
C000119711 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[81]
C000119711 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[81]
C000055529 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%	[83],[84]
C000055529 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[83],[84]
C000055529 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[83],[84]
C000055529 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[83],[84]
C000055529 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[83],[84]
C000055529 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[83],[84]
C000055529 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[83],[84]
C000055529 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[83],[84]
C000055529 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%	[83],[84]
C000055529 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[83],[84]
C000055529 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	4.80%	[84]
C000055529 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	4.90%	[84]
C000055529 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	4.70%	[84]
C000055529 [Member] | QATAR
Holdings [Line Items]
Percent of Total Investments	3.90%	[84]
C000055529 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	5.90%	[84]
C000055529 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.70%	[84]
C000055529 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.60%	[84]
C000055529 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	3.30%	[84]
C000055529 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Total Investments	3.40%	[84]
C000055529 [Member] | POLAND
Holdings [Line Items]
Percent of Total Investments	3.40%	[84]

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	Excludes money market funds.
[4]	Excludes money market funds.
[5]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[6]	Excludes money market funds.
[7]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[8]	Excludes money market funds.
[9]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[10]	Excludes money market funds.
[11]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[12]	Excludes money market funds.
[13]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[14]	Excludes money market funds.
[15]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[16]	Excludes money market funds.
[17]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[18]	Excludes money market funds.
[19]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[20]	Excludes money market funds.
[21]	The underlying fund is iShares iBoxx $ High Yield Corporate Bond ETF.
[22]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[23]	Excludes money market funds.
[24]	The underlying fund is iShares iBoxx $ Investment Grade Corporate Bond ETF.
[25]	Excludes money market funds.
[26]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[27]	Excludes money market funds.
[28]	The underlying fund is iShares 20+ Year Treasury Bond ETF.
[29]	Excludes money market funds.
[30]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[31]	Excludes money market funds.
[32]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[33]	Excludes money market funds.
[34]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[35]	Excludes money market funds.
[36]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[37]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[38]	Excludes money market funds.
[39]	Excludes money market funds.
[40]	The underlying fund is iShares Russell 2000 ETF.
[41]	Excludes money market funds.
[42]	The underlying fund is iShares Core S&P 500 ETF.
[43]	Excludes money market funds.
[44]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[45]	Excludes money market funds.
[46]	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[47]	Excludes money market funds.
[48]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[49]	Excludes money market funds.
[50]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[51]	Excludes money market funds.
[52]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[53]	Excludes money market funds.
[54]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[55]	Excludes money market funds.
[56]	Excludes money market funds.
[57]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[58]	Excludes money market funds.
[59]	Excludes money market funds.
[60]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[61]	Excludes money market funds.
[62]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[63]	Excludes money market funds.
[64]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[65]	Excludes money market funds.
[66]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[67]	Excludes money market funds.
[68]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[69]	Excludes money market funds.
[70]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[71]	Excludes money market funds.
[72]	Excludes money market funds.
[73]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[74]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[75]	Excludes money market funds.
[76]	Excludes money market funds.
[77]	Excludes money market funds.
[78]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[79]	Excludes money market funds.
[80]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[81]	Excludes money market funds.
[82]	Rounds to less than 0.1%.
[83]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[84]	Excludes money market funds.